Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Category of Revenue:
Total	$ 16,569,194	$ 1,413,490
Tutorial service, logistic, consulting services and others [Member]
Category of Revenue:
Total	971,304	1,398,885
E-Commerce Revenue [Member]
Category of Revenue:
Total	15,597,890	14,605
Category of Revenue [Member]
Category of Revenue:
Total	16,569,194	1,413,490
Transferred over Time [Member]
Category of Revenue:
Total	1,279,048	1,196,704
Transferred at Point in Time [Member]
Category of Revenue:
Total	15,290,146	216,786
Timing of Revenue Recognition [Member]
Category of Revenue:
Total	$ 16,569,194	$ 1,413,490